Condensed Consolidating Financial Information (Schedule Of Condensed Consolidating Statements Of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net cash provided by operating activities			$ 341.4	$ 232.6	$ 607.0	$ 562.0	$ 404.7
Cash flows from investing activities
Purchases of property and equipment	$ (172.4)	$ (129.5)	(331.6)	(244.8)	(530.4)	(360.8)	(323.3)
Acquisition, net of cash acquired			(117.7)	(126.5)	(855.7)	(393.3)	(2,480.7)
Other			(0.3)	(0.1)		(0.3)	2.7
Net cash used in investing activities			(449.6)	(371.3)	(1,386.1)	(754.1)	(2,804.0)
Cash flows from financing activities
Proceeds from equity offerings and contributions				279.7	385.0	5.6	344.0
Distributions to parent			(17.5)	279.7
Principal payments on long-term debt			(8.3)	(259.7)	(1,288.5)	(18.0)	(1,058.6)
Payment of early redemption fees on debt extinguished				(23.8)	(62.6)		(72.1)
Principal repayments on capital lease obligations			(2.2)	(1.3)	(3.5)	(7.9)	(1.9)
Excess tax benefit from stock-based compensation			7.9
Other			(0.8)
Net cash provided by financing activities			(20.9)	(5.1)	793.5	397.2	2,340.2
Effect of changes in foreign exchange rates on cash			(3.3)	(1.6)	(3.8)	1.0	(0.3)
Net Cash Provided By Used In Continuing Operations			(129.1)	(143.8)	14.4	205.1	(59.1)
Net increase/(decrease) in cash and cash equivalents			(132.4)	(145.4)	10.6	206.1	(59.4)
Cash and cash equivalents, beginning of year		297.4	308.0	297.4	297.4	91.3	150.7
Cash and cash equivalents, end of period	175.6	152.0	175.6	152.0	308.0	297.4	91.3
Zayo Group, LLC [Member]
Net cash provided by operating activities			243.8	204.4	489.3	485.5	359.3
Cash flows from investing activities
Purchases of property and equipment			(283.7)	(207.9)
Acquisition, net of cash acquired				(0.1)	(113.5)	(83.2)	(2,489.0)
Other			0.3
Net cash used in investing activities			(283.4)	(208.0)	(550.3)	(399.8)	(2,788.8)
Cash flows from financing activities
Proceeds from equity offerings and contributions				205.3	(290.9)	11.2	344.0
Distributions to parent			(37.8)
Loan from Parent			(59.0)
Principal payments on long-term debt			(7.1)	(254.4)	(1,288.5)	(18.0)	(1,058.6)
Payment of early redemption fees on debt extinguished				(23.8)	(62.6)		(72.1)
Principal repayments on capital lease obligations			(0.7)	(0.5)	(1.7)	(2.1)	(1.8)
Excess tax benefit from stock-based compensation			7.9
(Payment of)/receipt from intercompany loans				(50.1)		(251.1)	8.3
Other			(0.8)
Net cash provided by financing activities			(97.5)	(123.5)	79.3	86.7	2,362.3
Effect of changes in foreign exchange rates on cash				(4.1)			0.1
Net Cash Provided By Used In Continuing Operations					18.3	172.4	(67.2)
Net increase/(decrease) in cash and cash equivalents			(137.1)	(131.2)
Cash and cash equivalents, beginning of year		260.8	274.3	256.0	256.0	83.6	150.7
Cash and cash equivalents, end of period	137.2	129.6	137.2	129.6	274.3	256.0	83.6
Guarantor Subsidiaries [Member]
Net cash provided by operating activities			40.3	13.8	55.7	43.2	31.8
Cash flows from investing activities
Purchases of property and equipment			(27.9)	(17.8)
Acquisition, net of cash acquired			(16.7)	(52.5)	(668.3)	(17.8)	0.4
Other			(0.1)
Net cash used in investing activities			(44.7)	(70.3)	(716.1)	(46.0)	(13.7)
Cash flows from financing activities
Proceeds from equity offerings and contributions				64.9	660.7	(5.6)
Distributions to parent			5.5
Principal payments on long-term debt			(1.2)	(5.3)
Principal repayments on capital lease obligations			(0.9)	(0.8)	(1.4)	(5.8)	(0.1)
Net cash provided by financing activities			3.4	58.8	659.3	4.4	(13.8)
Effect of changes in foreign exchange rates on cash				0.8			(0.1)
Net Cash Provided By Used In Continuing Operations					(1.1)	1.6	4.3
Net increase/(decrease) in cash and cash equivalents			(1.0)	3.1
Cash and cash equivalents, beginning of year		1.0	4.7	5.8	5.8	4.2
Cash and cash equivalents, end of period	3.7	4.1	3.7	4.1	4.7	5.8	4.2
Non-Guarantor Subsidiaries [Member]
Net cash provided by operating activities			57.3	14.4	62.0	33.3	13.6
Cash flows from investing activities
Purchases of property and equipment			(20.0)	(19.1)
Acquisition, net of cash acquired			(101.0)	(73.9)	(73.9)	(292.3)	7.9
Other			(0.5)
Net cash used in investing activities			(121.5)	(93.0)	(119.7)	(308.3)	(1.5)
Cash flows from financing activities
Proceeds from equity offerings and contributions				9.5	15.2
Distributions to parent			14.8
Loan from Parent			59.0
Principal repayments on capital lease obligations			(0.6)		(0.4)
(Payment of)/receipt from intercompany loans				50.1		251.1	(8.3)
Net cash provided by financing activities			73.2	59.6	54.9	306.1	(8.3)
Effect of changes in foreign exchange rates on cash			(3.3)	1.7	(3.8)	1.0	(0.3)
Net Cash Provided By Used In Continuing Operations					(2.8)	31.1	3.8
Net increase/(decrease) in cash and cash equivalents			5.7	(17.3)
Cash and cash equivalents, beginning of year		35.6	29.0	35.6	35.6	3.5
Cash and cash equivalents, end of period	$ 34.7	$ 18.3	$ 34.7	$ 18.3	$ 29.0	$ 35.6	$ 3.5